SIGNIFICANT ACCOUNTING POLICIES (Schedule of Accumulated Other Comprehensive Income) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Accumulated Other Comprehensive Income (Loss) [Line Items]
Balance as of December 31, 2013	$ 366	$ 1,760
Changes in other comprehensive income (loss) before reclassifications	(2,707)
Amounts reclassified from accumulated other comprehensive income (loss) to :
Net current-period other comprehensive loss	(1,986)	(1,394)	2,570
Balance as of December 31, 2014	(1,620)	366	1,760
Cost of revenues [Member]
Amounts reclassified from accumulated other comprehensive income (loss) to :
Amounts reclassified from accumulated other comprehensive income	(86)
Operating expenses [Member]
Amounts reclassified from accumulated other comprehensive income (loss) to :
Amounts reclassified from accumulated other comprehensive income	(630)
Financial income, net [Member]
Amounts reclassified from accumulated other comprehensive income (loss) to :
Amounts reclassified from accumulated other comprehensive income	(5)
Unrealized gains (losses) on marketable securities [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Balance as of December 31, 2013	41
Changes in other comprehensive income (loss) before reclassifications	(210)
Amounts reclassified from accumulated other comprehensive income (loss) to :
Net current-period other comprehensive loss	(205)
Balance as of December 31, 2014	(164)
Unrealized gains (losses) on marketable securities [Member] | Cost of revenues [Member]
Amounts reclassified from accumulated other comprehensive income (loss) to :
Amounts reclassified from accumulated other comprehensive income
Unrealized gains (losses) on marketable securities [Member] | Operating expenses [Member]
Amounts reclassified from accumulated other comprehensive income (loss) to :
Amounts reclassified from accumulated other comprehensive income
Unrealized gains (losses) on marketable securities [Member] | Financial income, net [Member]
Amounts reclassified from accumulated other comprehensive income (loss) to :
Amounts reclassified from accumulated other comprehensive income	(5)
Unrealized gains (losses) on cash flow hedges [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Balance as of December 31, 2013	325
Changes in other comprehensive income (loss) before reclassifications	(2,497)
Amounts reclassified from accumulated other comprehensive income (loss) to :
Net current-period other comprehensive loss	(1,781)
Balance as of December 31, 2014	(1,456)
Unrealized gains (losses) on cash flow hedges [Member] | Cost of revenues [Member]
Amounts reclassified from accumulated other comprehensive income (loss) to :
Amounts reclassified from accumulated other comprehensive income	(86)
Unrealized gains (losses) on cash flow hedges [Member] | Operating expenses [Member]
Amounts reclassified from accumulated other comprehensive income (loss) to :
Amounts reclassified from accumulated other comprehensive income	(630)
Unrealized gains (losses) on cash flow hedges [Member] | Financial income, net [Member]
Amounts reclassified from accumulated other comprehensive income (loss) to :
Amounts reclassified from accumulated other comprehensive income